Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
17.	Leases

Components of lease cost, weighted average remaining lease terms and discount rates of operating lease consist of the following:

	December 31, 2025	December 31, 2024
Lease assets and liabilities
Operating lease right-of-use assets, net	$6,007,527	$314,028
Operating lease liabilities-current	641,564	785,070
Operating lease liabilities-noncurrent	3,301,395	-
Operating lease liabilities-total	3,942,959	785,070

	Years Ended December 31,
	2025	2024	2023
Lease expenses
Operating lease expenses-Selling, general & admin portion	$19,450	$22,994	$60,179
Operating lease expenses-Manufacturing costs	157,770	230,468	200,889
Total	$177,220	$253,462	$261,068

Other Information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows – operating leases	$2,722,437	$95,035	$99,639

Weighted average remaining lease term (in years)
Operating leases	30	2	3

Average discount rate
Operating leases	8.03%	5.99%	6.01%

Operating Leases
Future minimum lease payments
For the year ending December 31,
2026	$936,033
2027	-
2028	3,821,818
2029	-
2030	-
Thereafter	-
Total	4,757,851
Less: interest	(814,892)
Present value of lease liabilities	$3,942,959

During the year ended December 31, 2025, the Company modified its existing operating lease agreement for land located in San Rafael, Bulacan, Philippines. The modification effectively extended the lease period, resulting in a new non-cancellable term expiring on December 31, 2055.

In accordance with ASC 842, this extension was accounted for as a lease modification. Consequently, the Company remeasured the lease liability based on the extended future minimum lease payments and recognized a corresponding adjustment to the operating lease right-of-use (ROU) asset. Following this remeasurement, the total operating lease ROU asset and corresponding lease liability for this property were approximately $5.94 million. The modified lease agreement does not include additional options to extend the lease term.